Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Summary of types of borrowings both current and non-current

	2021			2022
	Falling due	Falling due		Falling due	Falling due in
	within	in more than		within	more than
	1 year	1 year	Total	1 year	1 year	Total
	£m	£m	£m	£m	£m	£m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	131	–	131	102	–	102
Term debt	32	3,410	3,442	–	3,641	3,641
Lease liabilities	69	139	208	67	115	182
Term debt in fair value hedging relationships	–	2,161	2,161	576	1,978	2,554
Term debt previously in fair value hedging relationships	–	225	225	125	126	251
Total	232	5,935	6,167	870	5,860	6,730

Summary of repayment years for borrowings

	2021				2022
	Short-term				Short-term
	bank loans,				bank loans,
	overdrafts				overdrafts
	and				and
	commercial		Lease		commercial		Lease
	paper	Term debt	liabilities	Total	paper	Term debt	liabilities	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Within 1 year	131	32	69	232	102	701	67	870
Within 1 to 2 years	–	641	40	681	–	1,045	24	1,069
Within 2 to 3 years	–	1,012	37	1,049	–	623	25	648
Within 3 to 4 years	–	628	29	657	–	660	24	684
Within 4 to 5 years	–	626	17	643	–	595	17	612
After 5 years	–	2,889	16	2,905	–	2,822	25	2,847
After 1 year	–	5,796	139	5,935	–	5,745	115	5,860
Total	131	5,828	208	6,167	102	6,446	182	6,730

Analysis of borrowings by currency

	2021				2022
	Short-term				Short-term
	bank loans,				bank loans,
	overdrafts				overdrafts
	and				and
	commercial		Lease		commercial		Lease
	paper	Term debt	liabilities	Total	paper	Term debt	liabilities	Total
	£m	£m	£m	£m	£m	£m	£m	£m
US dollar	68	2,691	79	2,838	2	3,160	65	3,227
Pound sterling	–	–	51	51	–	–	40	40
Euro	15	3,137	47	3,199	–	3,286	57	3,343
Other currencies	48	–	31	79	100	–	20	120
Total	131	5,828	208	6,167	102	6,446	182	6,730